Note 7 - Right-of-use Asset - Schedule of Right-of-use Asset (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Balance
Charge for the period		137,568
Balance		320,454
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		33,180
Additions	33,180	436,455
Balance	33,180	469,635
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		11,613
Charge for the period	11,613	137,568
Balance	11,613	149,181
Office under lease [Member]
Statement Line Items [Line Items]
Balance		307,597
Office under lease [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance
Additions		436,455
Balance		436,455
Office under lease [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance
Charge for the period		128,858
Balance		128,858
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance		12,857
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		33,180
Additions	33,180
Balance	33,180	33,180
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		11,613
Charge for the period	11,613	8,710
Balance	$ 11,613	$ 20,323